Age Analysis of Past Due Loans Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due
30-59 Days	$ 135	$ 90
60-89 Days	526	517
90 Days or More	743	1,312
Total Past Due	1,404	1,919
Total Current	233,639	214,152
Total Loans	235,043	216,071
90 days and Accruing
Nonaccrual Loans	1,240	2,306
Home Equity
Financing Receivable, Recorded Investment, Past Due
30-59 Days		38
Total Past Due		38
Total Current		48,446
Total Loans	45,245	48,484
90 days and Accruing
Nonaccrual Loans		238
Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
90 Days or More		215
Total Past Due		215
Total Current	15,469	16,737
Total Loans	15,469	16,952
90 days and Accruing
Nonaccrual Loans		215
Consumer
Financing Receivable, Recorded Investment, Past Due
30-59 Days	110	52
60-89 Days		1
90 Days or More	17	18
Total Past Due	127	71
Total Current	10,926	9,842
Total Loans	11,053	9,913
90 days and Accruing
Nonaccrual Loans	17	18
Real Estate | Residential
Financing Receivable, Recorded Investment, Past Due
60-89 Days	490	516
90 Days or More	563	430
Total Past Due	1,053	946
Total Current	117,263	98,746
Total Loans	118,316	99,692
90 days and Accruing
Nonaccrual Loans	821	1,186
Real Estate | Commercial
Financing Receivable, Recorded Investment, Past Due
90 Days or More		250
Total Past Due		250
Total Current	41,978	39,473
Total Loans	41,978	39,723
90 days and Accruing
Nonaccrual Loans	119	250
Real Estate | Construction and land development
Financing Receivable, Recorded Investment, Past Due
90 Days or More	163	399
Total Past Due	163	399
Total Current	2,819	908
Total Loans	2,982	1,307
90 days and Accruing
Nonaccrual Loans	163	399
Real Estate | Home Equity
Financing Receivable, Recorded Investment, Past Due
30-59 Days	25
60-89 Days	36
Total Past Due	61
Total Current	45,184
Total Loans	45,245
90 days and Accruing
Nonaccrual Loans	$ 120